Other current assets	12 Months Ended
Dec. 31, 2012
Other current assets [Abstract]
Other current assets
 Note 15 – Other current assets

Other current assets include:

(In US$ millions)	December 31, 2012	December 31, 2011

Prepaid expenses	89	25
Deferred charges – short term portion	24	26
Accrued revenue	15	-
Unrealized gain on total return swap agreements	7	11
Reimbursable amounts due from customers	49	154
Favorable contracts	2	12
Other	123	95
Total other current assets	309	323